UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
               (Address of principal executive offices)                                    (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

THE HILLMAN FOCUSED ADVANTAGE FUND

Schedule of Investments
(Unaudited)

As of December 31, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 99.12%

Energy - 10.10%
Exxon Mobil Corp.	7,200	$610,272
Transocean Ltd.	14,400	552,960
		1,163,232
Financials - 25.20%
American Express Co.	12,100	570,636
Bank of America Corp.	108,100	601,036
JPMorgan Chase & Co.	16,700	555,142
The Goldman Sachs Group, Inc.	6,400	578,944
The Western Union Co.	32,600	595,276
		2,901,034
Health Care - 10.27%
Johnson & Johnson	8,700	570,372
Pfizer, Inc.	28,300	612,412
		1,182,784
Industrials - 20.68%
General Electric Co.	36,000	644,760
Ingersoll-Rand PLC	16,100	490,245
Raytheon Co.	13,600	658,240
The Boeing Co.	8,000	586,872
		2,380,117
Information Technology - 22.64%
* Apple, Inc.	1,500	607,500
Cisco Systems, Inc.	30,800	556,864
Corning, Inc.	34,100	442,618
Hewlett-Packard Co.	15,900	409,584
Microsoft Corp.	22,700	589,292
		2,605,858
Materials - 5.09%
EI du Pont de Nemours & Co.	12,800	585,728
		585,728
Telecommunications - 5.14%
AT&T, Inc.	19,600	592,116
		592,116

Total Common Stocks (Cost $13,390,096)		11,410,869

		(Continued)

THE HILLMAN FOCUSED ADVANTAGE FUND

Schedule of Investments
(Unaudited)

As of December 31, 2011
		Shares	Value (Note 1)

INVESTMENT COMPANIES - 1.58%
§ Federated Prime Obligations Fund, 0.20%		180,406	$180,406
§	HighMark 100% US Treasury Money Market Fund, 0.00%	1,610	1,610

Total Investment Companies (Cost $182,016)			182,016

Total Value of Investments (Cost $13,572,112(a)) - 100.70%			$11,592,885

Liabilities in Excess of Other Assets - (0.70)%			(80,376)

Net Assets - 100%			$11,512,509

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$986,218
Aggregate gross unrealized depreciation			(2,965,445)

Net unrealized depreciation			$(1,979,227)

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Energy	10.10%	$1,163,232
Financials	25.20%	2,901,034
Health Care	10.27%	1,182,784
Industrials	20.68%	2,380,117
Information Technology	22.64%	2,605,858
Materials	5.09%	585,728
Telecommunications	5.14%	592,116
Investment Companies	1.58%	182,016
Total	100.70%	$11,592,885

See Notes to Financial Statements			(Continued)

THE HILLMAN FOCUSED ADVANTAGE FUND

Schedule of Investments
(Unaudited)

As of December 31, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 11,410,869	$ 11,410,869	$ -	$ -
Investment Companies	182,016	-	182,016	-
Total	$ 11,592,885	$ 11,410,869	$ 182,016	$ -

THE HILLMAN ADVANTAGE EQUITY FUND

Schedule of Investments
(Unaudited)

As of December 31, 2011
	Shares	Value (Note 1)

COMMON STOCKS - 98.83%

Consumer Discretionary - 6.80%
* Apollo Group, Inc. - Cl. A	5,100	$274,737
Best Buy Co., Inc.	10,100	236,037
The Walt Disney Co.	6,200	232,438
		743,212
Consumer Staples - 10.98%
Campbell Soup Co.	7,100	235,791
HJ Heinz Co.	4,200	226,926
Sysco Corp.	8,000	234,560
The Clorox Co.	3,800	253,004
Wal-Mart Stores, Inc.	4,200	250,866
		1,201,147
Energy - 4.32%
Exxon Mobil Corp.	2,900	245,804
Transocean Ltd.	5,900	226,560
		472,364
Financials - 17.75%
American Express Co.	5,100	240,516
Bank of America Corp.	45,000	250,200
JPMorgan Chase & Co.	7,400	245,991
The Allstate Corp	8,900	244,038
The Goldman Sachs Group, Inc.	2,600	235,196
The Western Union Co.	12,600	230,076
Wells Fargo & Co.	9,500	261,820
Visa, Inc. - Cl. A	2,300	233,542
		1,941,379
Health Care - 13.72%
Amgen, Inc.	3,900	250,419
Becton Dickinson and Co.	3,100	231,632
Johnson & Johnson	3,700	242,572
* Laboratory Corp of America Holdings	2,900	249,313
Merck & Co., Inc.	7,200	271,368
Pfizer, Inc.	11,800	255,352
		1,500,656
Industrials - 15.24%
3M Co.	2,700	220,617
General Electric Co.	14,700	263,277
Honeywell International, Inc.	4,200	228,144
Ingersoll-Rand PLC	7,700	234,465
Parker Hannifin Corp.	3,200	244,032
Raytheon Co.	5,000	242,000
The Boeing Co.	3,200	234,749
		1,667,284

		(Continued)

THE HILLMAN ADVANTAGE EQUITY FUND

Schedule of Investments
(Unaudited)

As of December 31, 2011
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 23.12%
	*	Apple, Inc.	600	$243,000
		Cisco Systems, Inc.	12,300	222,384
		Corning, Inc.	17,900	232,342
	*	Google, Inc. - Cl. A	400	258,360
		Hewlett-Packard Co.	8,500	218,960
		Intel Corp.	9,300	225,525
		International Business Machines Corp.	1,200	220,620
		Microsoft Corp.	9,100	236,236
		Oracle Corp.	7,300	187,245
		Texas Instruments, Inc.	7,700	224,070
	*	Yahoo!, Inc.	16,100	259,693
				2,528,435
	Materials - 4.50%
		EI du Pont de Nemours & Co.	5,300	242,528
		Nucor Corp.	6,300	249,354
				491,882
	Telecommunications - 2.40%
		AT&T, Inc.	8,700	262,827
				262,827

		Total Common Stocks (Cost $9,927,194)		10,809,186

INVESTMENT COMPANIES - 1.17%
	§	Federated Prime Obligations Fund, 0.20%	122,930	122,930
	§	HighMark 100% US Treasury Money Market Fund, 0.00%	5,428	5,428

		Total Investment Companies (Cost $128,358)		128,358

Total Value of Investments (Cost $10,055,552(a)) - 100.00%				$10,937,544

Liabilities in Excess of Other Assets - (0.00)%				(436)

	Net Assets - 100%			$10,937,108

*	Non-income producing investment
§	Represents 7 day effective yield

	The following acronym is used in this portfolio:
	PLC - Public Limited Company

				(Continued)

THE HILLMAN ADVANTAGE EQUITY FUND

Schedule of Investments
(Unaudited)

As of December 31, 2011

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,509,722
Aggregate gross unrealized depreciation			(627,730)

Net unrealized appreciation			$881,992

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	6.80%	$743,212
Consumer Staples	10.98%	1,201,147
Energy	4.32%	472,364
Financials	17.75%	1,941,379
Health Care	13.72%	1,500,656
Industrials	15.24%	1,667,284
Information Technology	23.12%	2,528,435
Materials	4.50%	491,882
Telecommunications	2.40%	262,827
Other	1.17%	128,358
Total	100.00%	$10,937,544

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

			(Continued)

THE HILLMAN ADVANTAGE EQUITY FUND

Schedule of Investments
(Unaudited)

As of December 31, 2011

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 10,809,186	$ 10,809,186	$ -	$ -
Investment Companies	128,358	-	128,358	-
Total	$ 10,937,544	$ 10,809,186	$ 128,358	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 21, 2012	Mark A. Hillman, Trustee, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 21, 2012	Mark A. Hillman, Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ C. Frank Watson III
Date: February 27, 2012	C. Frank Watson III, Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust